Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 1,244
2025	212
Total undiscounted lease payments	1,456
Less: imputed interest	(30)
Total operating lease liabilities	1,426
Amounts due within 12 months	1,216	$ 2,314
Non-current operating lease liability	$ 210	$ 1,441